Balance Sheet Components - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Intangible assets-license cost	$ 500	$ 500	$ 500
Accumulated amortization	(361)	(236)	(69)
Intangible assets, net	$ 139	$ 264	$ 431